DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (20.2)	$ (11.8)
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(3.2)	(0.3)
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	4.5	0.0
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	2.0	(0.4)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (23.5)	$ (11.1)